Organization and principal activities (Schedule of Financial Statement Amounts and Balances for Variable Interest Entities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 483,305	$ 111,376	$ 60,494	$ 10,669
Short-term investments	41,218	216,146
Accounts receivable, net	54,031	6,282
Prepayments and other current assets	76,878	24,131
Property and equipment, net	123,093	17,899
Long-term investments	391,261	23,784
Long-term prepayments and other non-current assets	159,324	21,027
Total assets	4,067,193	703,932
Accounts payable	101,635	16,029
Deferred revenues	207,059	95,336
Customer advances and deposits	151,138	35,983
Taxes payable	10,216	7,392
Salary and welfare payable	79,115	28,804
Accrued expenses and other current liabilities	335,901	$ 13,071
Deferred tax liabilities	66,238
Other non-current liabilities	3,992
Total liabilities	1,230,294	$ 196,615
Revenues	714,836	264,978	145,747
Net income/(loss)	(250,934)	22,644	9,193
Cash flows from operating activities	10,785	98,585	66,304
Cash flows from investing activities	(443,181)	(305,272)	(230,046)
Cash flows from financing activities	804,993	257,430	213,343
Accumulated deficit	(365,811)	(115,775)
Consolidated VIE's [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	69,302	16,296
Short-term investments	15,491	65,053
Accounts receivable, net	26,136	2,978
Prepayments and other current assets	18,519	8,180
Property and equipment, net	14,307	7,043
Long-term investments	7,077	784
Intangible assets, net and goodwill	2,512,817	19
Long-term prepayments and other non-current assets	8,639	1,942
Total assets	2,672,288	102,295
Accounts payable	25,261	6,698
Deferred revenues	115,498	62,455
Customer advances and deposits	58,268	10,095
Taxes payable	2,690	1,637
Salary and welfare payable	38,781	11,343
Inter-company payable	127,345	78,992
Accrued expenses and other current liabilities	12,168	$ 6,681
Deferred tax liabilities	58,041
Other non-current liabilities	308
Total liabilities	438,360	$ 177,901
Revenues	268,076	101,819	72,427
Net income/(loss)	(137,077)	(3,944)	8,473
Cash flows from operating activities	35,004	68,132	4,116
Cash flows from investing activities	$ 20,628	$ (56,539)	$ (1,555)
Cash flows from financing activities
Accumulated deficit	$ 214,571